Commitments and Contingencies - 10K (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases

Future minimum cash rental commitments under non-cancelable operating leases as of December 31, 2015 are expected to be in the future as follows:

2016	$1,232,952
2017	1,237,385
2018	734,360
2019	761,064
2020	507,376
Total	$4,473,137